Derivative financial instruments - Analysis of fair value derivative sssets and liabilities by maturity and fair value estimation (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	$ 21,226	$ 22,444
Derivatives held for trading, Fair value liabilities	(20,224)	(13,545)
Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,113	12,562
Derivatives held for trading, Fair value liabilities	(4,229)	(5,206)
1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,092	2,610
Derivatives held for trading, Fair value liabilities	(2,210)	(1,526)
2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,343	1,257
Derivatives held for trading, Fair value liabilities	(1,272)	(1,305)
3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,127	903
Derivatives held for trading, Fair value liabilities	(829)	(824)
4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	961	745
Derivatives held for trading, Fair value liabilities	(1,405)	(528)
Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	10,590	4,367
Derivatives held for trading, Fair value liabilities	(10,279)	(4,156)
Derivatives held for trading
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	21,226	22,444
Derivative assets held for trading, before netting	23,779	25,069
Less: netting by counterparty	(2,553)	(2,625)
Derivatives held for trading, Fair value liabilities	(20,224)	(13,545)
Derivative financial liabilities held for trading, before netting	(22,777)	(16,170)
Less: netting by counterparty	2,553	2,625
Net fair value	1,002	8,899
Derivatives held for trading | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	201	151
Derivatives held for trading, Fair value liabilities	(153)	(126)
Derivatives held for trading | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	7,616	15,706
Derivatives held for trading, Fair value liabilities	(8,179)	(8,980)
Derivatives held for trading | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	15,962	9,212
Derivatives held for trading, Fair value liabilities	(14,445)	(7,064)
Derivatives held for trading | Within one year
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,113	12,562
Derivative assets held for trading, before netting	6,710	14,665
Less: netting by counterparty	(1,597)	(2,103)
Derivatives held for trading, Fair value liabilities	(4,229)	(5,206)
Derivative financial liabilities held for trading, before netting	(5,826)	(7,309)
Less: netting by counterparty	1,597	2,103
Net fair value	884	7,356
Derivatives held for trading | Within one year | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	157	98
Derivatives held for trading, Fair value liabilities	(124)	(70)
Derivatives held for trading | Within one year | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	5,037	12,802
Derivatives held for trading, Fair value liabilities	(4,491)	(6,051)
Derivatives held for trading | Within one year | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,516	1,765
Derivatives held for trading, Fair value liabilities	(1,211)	(1,188)
Derivatives held for trading | 1-2 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2,092	2,610
Derivative assets held for trading, before netting	2,667	2,961
Less: netting by counterparty	(575)	(351)
Derivatives held for trading, Fair value liabilities	(2,210)	(1,526)
Derivative financial liabilities held for trading, before netting	(2,785)	(1,877)
Less: netting by counterparty	575	351
Net fair value	(118)	1,084
Derivatives held for trading | 1-2 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	35	41
Derivatives held for trading, Fair value liabilities	(20)	(44)
Derivatives held for trading | 1-2 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,457	1,857
Derivatives held for trading, Fair value liabilities	(1,868)	(1,127)
Derivatives held for trading | 1-2 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,175	1,063
Derivatives held for trading, Fair value liabilities	(897)	(706)
Derivatives held for trading | 2-3 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,343	1,257
Derivative assets held for trading, before netting	1,506	1,352
Less: netting by counterparty	(163)	(95)
Derivatives held for trading, Fair value liabilities	(1,272)	(1,305)
Derivative financial liabilities held for trading, before netting	(1,435)	(1,400)
Less: netting by counterparty	163	95
Net fair value	71	(48)
Derivatives held for trading | 2-3 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	7	11
Derivatives held for trading, Fair value liabilities	(7)	(11)
Derivatives held for trading | 2-3 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	551	557
Derivatives held for trading, Fair value liabilities	(625)	(844)
Derivatives held for trading | 2-3 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	948	784
Derivatives held for trading, Fair value liabilities	(803)	(545)
Derivatives held for trading | 3-4 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	1,127	903
Derivative assets held for trading, before netting	1,171	936
Less: netting by counterparty	(44)	(33)
Derivatives held for trading, Fair value liabilities	(829)	(824)
Derivative financial liabilities held for trading, before netting	(873)	(857)
Less: netting by counterparty	44	33
Net fair value	298	79
Derivatives held for trading | 3-4 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	2	1
Derivatives held for trading, Fair value liabilities	(2)	(1)
Derivatives held for trading | 3-4 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	330	236
Derivatives held for trading, Fair value liabilities	(189)	(365)
Derivatives held for trading | 3-4 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	839	699
Derivatives held for trading, Fair value liabilities	(682)	(491)
Derivatives held for trading | 4-5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	961	745
Derivative assets held for trading, before netting	992	762
Less: netting by counterparty	(31)	(17)
Derivatives held for trading, Fair value liabilities	(1,405)	(528)
Derivative financial liabilities held for trading, before netting	(1,436)	(545)
Less: netting by counterparty	31	17
Net fair value	(444)	217
Derivatives held for trading | 4-5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	0	0
Derivatives held for trading | 4-5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	134	124
Derivatives held for trading, Fair value liabilities	(717)	(93)
Derivatives held for trading | 4-5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	858	638
Derivatives held for trading, Fair value liabilities	(719)	(452)
Derivatives held for trading | Over 5 years
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	10,590	4,367
Derivative assets held for trading, before netting	10,733	4,393
Less: netting by counterparty	(143)	(26)
Derivatives held for trading, Fair value liabilities	(10,279)	(4,156)
Derivative financial liabilities held for trading, before netting	(10,422)	(4,182)
Less: netting by counterparty	143	26
Net fair value	311	211
Derivatives held for trading | Over 5 years | Level 1
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	0	0
Derivatives held for trading, Fair value liabilities	0	0
Derivatives held for trading | Over 5 years | Level 2
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	107	130
Derivatives held for trading, Fair value liabilities	(289)	(500)
Derivatives held for trading | Over 5 years | Level 3
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets held for trading	10,626	4,263
Derivatives held for trading, Fair value liabilities	$ (10,133)	$ (3,682)